The Groups Activities and Financial Statements - Additional Information (Detail) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of General Information About Financial Statements [Line Items]
Number of employees	18,364	11,393
Average number of employees	15,577	11,517
Enel S.p.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary	51.80%